Net operating costs (excluding items disclosed separately) (Tables)	12 Months Ended
Dec. 31, 2024
Net Operating Costs Excluding Items Shown Separately [Abstract]
Summary of net operating costs (excluding items shown separately)

	Note	2024 US$m	2023 US$m	2022 US$m
Raw materials, consumables, repairs and maintenance		12,115	12,019	12,477
Amortisation of intangible assets	12	138	124	159
Depreciation of property, plant and equipment	13	5,780	5,210	4,851
Employment costs	26	7,055	6,636	6,002
Shipping and other freight costs		2,942	2,781	3,146
Decrease in finished goods and work in progress(a)		2,407	1,152	803
Royalties		2,938	3,135	2,994
Amounts charged by equity accounted units(b)		875	1,163	1,429
Net foreign exchange gains		(193)	(47)	(42)
Gain on sale of the Cortez royalty(c)		–	–	(432)
Gains recognised by Kitimat relating to LNG Canada’s project(d)		–	–	(116)
Provisions (including exchange differences on provisions)		398	1,491	1,006
Research and development		398	245	76
Other external costs(e)		5,037	5,295	4,161
Costs included above capitalised or shown on a separate line item(f)		(1,203)	(1,331)	(722)
Other operating income(g)		(942)	(821)	(1,022)
Net operating costs (excluding items disclosed separately)(h)		37,745	37,052	34,770
(a)Includes purchases of third-party material to satisfy sales contracts.
(b)Amounts charged by equity accounted units relate to toll processing fees and also include purchases from equity accounted units of bauxite, aluminium and copper concentrate which are then processed by the product group or sold to third parties.
(c)On 2 August 2022, we completed the sale for US$525 million of a gold royalty which was retained following the disposal of the Cortez mine in 2008.
(d)During the first half of 2022, LNG Canada elected to terminate their option to purchase additional land and facilities for expansion of their operations at Kitimat, Canada.
(e)In 2024, other external costs include US$217 million (2023: US$269 million, 2022: US$465 million) of short-term lease costs and US$46 million (2023: US$40 million, 2022: US$50 million)
of variable lease costs recognised in the income statement in accordance with IFRS 16 “Leases”. Refer to note 21.
(f)In 2024, US$923 million (2023: US$1,007 million; 2022: US$485 million) of operating costs were capitalised, US$220 million (2023: US$247 million; 2022: US$190 million) of costs were shown separately within “Exploration and evaluation costs” in the consolidated income statement, and US$60 million (2023: US$77 million; 2022: US$47 million) of costs were shown within operating costs as “Research and development”.
(g)Other operating income includes sundry revenue incidental to the main revenue-generating activities of the operations.
(h)Operating decarbonisation spend of US$306 million (2023: US$234 million; 2022: US$138 million) is allocated as US$253 million (2023: US$182 million; 2022: US$88 million) within ”Net operating costs (excluding items disclosed separately)”, with the remainder included in our share of profit or loss of equity accounted units.